EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Investments In Affiliates Subsidiaries Associates And Joint Ventures Tables [Abstract]
Equity Method Investments Tables [Text Block]

	2011	2012	2013
	(EUR in millions)
Equity method investments	59	188	152
Revenue	77	176	137
Gross profit	30	74	79
Net earnings	7	29	2
Group’s equity in net earnings	9	15	(1)
Dividends received by the Group	3	2	30
Balance Sheet data as at December 31
Current assets		222	516
Non-current assets		301	238
Current liabilities		101	429
Non-current liabilities		250	192
Net assets		171	133
Group’s equity in net assets		79	57